Consolidated Statements of Comprehensive Income / (Loss) (USD $) In Millions, unless otherwise specified	9 Months Ended
	Mar. 31, 2013	Mar. 31, 2012
Net earnings/(loss)	$ (65.9)	$ (1.0)
Other comprehensive income/(loss), net of tax
Foreign currency translation adjustments	(25.2)	(9.2)
Defined benefit pension plan	0	1.6
Deferred compensation/(benefit)	0.8	0.2
Earnings/(loss) on derivatives for the period	20.7	9.4
Other Comprehensive income/(loss)	(3.7)	2.0
Comprehensive earnings/(loss)	(69.6)	1.0
Comprehensive income/(loss) attributable to noncontrolling interest	0	(3.8)
Comprehensive earnings/(loss) attributable to Catalent	$ (69.6)	$ 4.8